Consolidated Statement of Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Contingently Issuable Share [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010							$ 0
Common stock issued to founders in exchange for seed capital in April 2011		140,625	(34,047)				106,578
Common stock issued to founders in exchange for seed capital in April 2011 (in shares)		140,625,000
Stock issued at $0.04 per share in exchange for license option		7,425	289,575				297,000
Stock issued at $0.04 per share in exchange for license option (in shares)		7,425,000
Issuance of restricted stock to employees		64,688	(63,538)				1,150
Issuance of restricted stock to employees (in shares)		64,687,500
Effect of reverse acquisition	281	(140,652)	399,767	15,890	47,678		322,964
Effect of reverse acquisition (in shares)	281,250	(140,651,656)
Conversion of note payable to preferred stock	3		55,268				55,271
Conversion of note payable to preferred stock (in shares)	2,763
Issuance of replacement restricted preferred stock to employees	129	(64,688)	64,559				0
Issuance of replacement restricted preferred stock to employees (in shares)	129,375	(64,687,500)
Common stock issued at $0.04 per share, net of expenses		277,286	9,378,530				9,655,816
Common stock issued at $0.04 per share, net of expenses (in shares)		277,285,633
Compensation in respect of restricted preferred stock granted to employees			86,494				86,494
Net loss					(35,997)	(853,074)	(889,071)
Balance at Dec. 31, 2011	$ 413	$ 284,684	$ 10,176,608	$ 15,890	$ 11,681	$ (853,074)	$ 9,636,202
Balance (in shares) at Dec. 31, 2011	413,388	284,683,977